Segment information - Revenue geographical information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of geographical areas [line items]
Revenues	$ 391,586	$ 329,613	$ 798,285	$ 653,678
Germany
Disclosure of geographical areas [line items]
Revenues	157,579	135,702	324,974	261,875
United States
Disclosure of geographical areas [line items]
Revenues	100,290	82,422	196,905	166,407
South Korea
Disclosure of geographical areas [line items]
Revenues	72,437	57,487	146,058	118,202
Brazil
Disclosure of geographical areas [line items]
Revenues	21,349	19,503	43,265	39,096
China
Disclosure of geographical areas [line items]
Revenues	16,860	12,717	38,486	25,833
South Africa
Disclosure of geographical areas [line items]
Revenues	14,244	12,002	28,625	23,932
Other
Disclosure of geographical areas [line items]
Revenues	5,770	6,930	10,556	12,496
Rest of Europe
Disclosure of geographical areas [line items]
Revenues	$ 3,057	$ 2,850	$ 9,416	$ 5,837